Related-Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Operating expenses with related parties	$ 300,000	$ 400,000
Amounts payable to related parties	$ 0	$ 1,000